DBX ETF Trust | 1
Schedule of Investments
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
May 31, 2026 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.7%
Communication Services
— 12.2%
Alphabet, Inc., Class A
31,773 12,084,543
Alphabet, Inc., Class C
26,972 10,153,070
AT&T, Inc.
34,377 852,550
Charter Communications, Inc.,
Class A * (a)
471 67,848
Comcast Corp., Class A
17,737 441,119
Electronic Arts, Inc.
1,267 255,579
Fox Corp., Class A
1,183 75,617
Fox Corp., Class B
855 49,069
Live Nation Entertainment, Inc. *
878 147,864
Meta Platforms, Inc., Class A
11,344 7,175,193
Netflix, Inc. *
21,896 1,883,494
Pinterest, Inc., Class A * (a)
3,918 78,556
Reddit, Inc., Class A *
710 124,960
ROBLOX Corp., Class A *
3,368 158,801
Spotify Technology SA *
790 393,167
Take-Two Interactive Software,
Inc. *
940 210,710
T-Mobile US, Inc.
2,316 434,320
Trade Desk, Inc., Class A *
2,351 50,688
Verizon Communications, Inc.
20,435 976,997
Walt Disney Co.
8,621 877,876
Warner Bros Discovery, Inc. *
10,742 290,141
(Cost $20,204,640)
36,782,162
Consumer Discretionary
— 10.0%
Airbnb, Inc., Class A *
2,249 299,814
Amazon.com, Inc. *
46,085 12,472,445
AutoZone, Inc. *
137 402,121
Booking Holdings, Inc.
3,904 653,647
Chipotle Mexican Grill, Inc. *
6,992 222,765
D.R. Horton, Inc.
2,411 354,634
DoorDash , Inc., Class A *
2,511 399,977
eBay, Inc.
4,415 482,427
Expedia Group, Inc.
634 143,151
Ford Motor Co.
17,476 304,782
Garmin Ltd.
1,746 408,424
General Motors Co.
3,818 317,810
Genuine Parts Co.
2,137 210,922
Home Depot, Inc.
5,152 1,633,905
Lennar Corp., Class A
2,430 218,165
Lennar Corp., Class B
788 69,407
Lowe's Cos., Inc.
3,201 686,166
Lululemon Athletica, Inc. *
1,479 194,015
Marriott International, Inc.,
Class A
1,110 416,916
McDonald's Corp.
3,341 932,807
MercadoLibre , Inc. *
326 552,782
NIKE, Inc., Class B
8,818 407,656
Number
of Shares Value $
NVR, Inc. *
41 250,297
O'Reilly Automotive, Inc. *
6,258 543,695
PulteGroup, Inc.
2,470 291,905
Starbucks Corp.
5,373 532,787
Tesla, Inc. *
14,187 6,182,553
Ulta Beauty, Inc. *
516 262,567
Yum! Brands, Inc.
995 147,210
(Cost $25,340,182)
29,995,752
Consumer Staples — 3.1%
Archer-Daniels-Midland Co.
12 957
Church & Dwight Co., Inc.
3,579 342,260
Coca-Cola Co.
21,196 1,674,696
Colgate-Palmolive Co.
5,766 519,690
Dollar Tree, Inc. *
1,875 218,325
Estee Lauder Cos., Inc., Class A
3,136 278,947
General Mills, Inc.
6,333 214,119
Hershey Co.
1,768 343,045
Kenvue , Inc.
21,401 369,809
Keurig Dr Pepper, Inc.
13,020 390,991
Kimberly-Clark Corp.
3,423 334,085
Kraft Heinz Co.
10,914 262,045
McCormick & Co., Inc.
4,127 195,496
Mondelez International, Inc.,
Class A
9,416 575,977
PepsiCo, Inc.
7,871 1,134,919
Procter & Gamble Co.
12,214 1,753,442
Sysco Corp.
4,799 363,812
Target Corp.
3,360 426,955
Tyson Foods, Inc., Class A
399 24,347
(Cost $10,038,880)
9,423,917
Financials — 10.0%
Aflac, Inc.
2,310 259,690
Allstate Corp.
1,099 226,493
American Express Co.
2,622 829,784
American International Group,
Inc.
2,823 209,551
Ameriprise Financial, Inc.
405 180,513
Aon PLC, Class A
937 296,148
Apollo Global Management, Inc.
2,119 272,736
Arch Capital Group Ltd. *
1,573 140,532
Ares Management Corp., Class
A
340 43,690
Arthur J Gallagher & Co.
1,307 262,851
Bank of America Corp.
30,270 1,561,932
Bank of New York Mellon Corp.
3,489 486,471
Blackrock, Inc.
747 782,019
Block, Inc. *
2,962 224,283
Capital One Financial Corp.
2,814 528,835
Cboe Global Markets, Inc.
564 188,128
Charles Schwab Corp.
8,127 709,893
Chubb Ltd.
1,711 533,370

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Cincinnati Financial Corp.
771 121,371
Citigroup, Inc.
8,599 1,082,614
Citizens Financial Group, Inc.
964 60,019
CME Group, Inc.
1,778 486,354
Coinbase Global, Inc., Class A *
1,162 219,653
Corpay , Inc. *
380 137,484
Everest Group Ltd.
140 45,364
Fidelity National Information
Services, Inc.
2,991 128,583
Fifth Third Bancorp
2,471 123,377
Fiserv, Inc. *
2,833 160,234
Global Payments, Inc.
1,623 122,553
Goldman Sachs Group, Inc.
1,432 1,468,602
Hartford Insurance Group, Inc.
1,266 160,947
Huntington Bancshares, Inc.
9,070 148,385
Interactive Brokers Group, Inc.,
Class A
2,516 218,816
Intercontinental Exchange, Inc.
2,925 432,461
JPMorgan Chase & Co.
12,874 3,853,317
KeyCorp
3,519 75,060
KKR & Co., Inc.
3,498 335,598
M&T Bank Corp.
546 117,996
Markel Group, Inc. *
56 101,673
Marsh & McLennan Cos., Inc.
2,345 375,130
Mastercard, Inc., Class A
3,806 1,880,088
MetLife, Inc.
2,375 196,389
Moody's Corp.
764 346,283
Morgan Stanley
5,868 1,220,544
MSCI, Inc.
383 241,819
Nasdaq, Inc.
2,376 219,828
Northern Trust Corp.
986 163,134
PayPal Holdings, Inc.
4,980 222,855
PNC Financial Services Group,
Inc.
1,885 416,811
Principal Financial Group, Inc.
822 85,176
Progressive Corp.
2,717 517,317
Prudential Financial, Inc.
1,265 127,310
Raymond James Financial, Inc.
978 140,255
Regions Financial Corp.
3,420 95,760
Robinhood Markets, Inc., Class
A *
3,921 369,750
Rocket Cos., Inc., Class A *
5,409 78,485
S&P Global, Inc.
1,474 624,976
State Street Corp.
1,434 223,188
Synchrony Financial
1,783 127,378
Travelers Cos., Inc.
1,123 327,792
Truist Financial Corp.
5,972 287,910
US Bancorp
6,984 383,072
Visa, Inc., Class A
8,067 2,632,746
W.R. Berkley Corp.
1,471 93,467
Wells Fargo & Co.
14,790 1,146,817
Willis Towers Watson PLC
484 120,840
Number
of Shares Value $
(Cost $20,685,585)
30,002,500
Health Care — 10.7%
Abbott Laboratories
9,797 838,623
AbbVie, Inc.
9,253 2,014,563
Agilent Technologies, Inc.
2,708 367,015
Alnylam Pharmaceuticals, Inc. *
1,128 340,633
Amgen, Inc.
3,156 1,062,909
Becton Dickinson & Co.
2,345 344,996
Biogen, Inc. *
1,823 357,308
Boston Scientific Corp. *
9,279 448,269
Bristol-Myers Squibb Co.
13,374 764,725
Cardinal Health, Inc.
1,900 373,920
Cencora , Inc.
1,229 331,043
Centene Corp. *
3,130 186,548
Cigna Group
1,279 354,795
CVS Health Corp.
8,514 774,604
Danaher Corp.
3,861 705,289
Dexcom, Inc. *
4,872 359,261
Edwards Lifesciences Corp. *
5,178 447,742
Elevance Health, Inc.
1,124 441,946
Eli Lilly & Co.
4,199 4,639,895
GE HealthCare Technologies,
Inc.
4,438 276,665
Gilead Sciences, Inc.
7,577 1,018,576
HCA Healthcare, Inc.
763 288,826
Humana, Inc.
13 3,971
IDEXX Laboratories, Inc. *
662 373,057
Intuitive Surgical, Inc. *
2,029 861,595
IQVIA Holdings, Inc. *
1,585 288,803
Johnson & Johnson
12,410 2,796,345
Labcorp Holdings, Inc.
462 120,148
McKesson Corp.
786 583,558
Medtronic PLC
8,130 600,075
Merck & Co., Inc.
13,678 1,623,852
Mettler-Toledo International,
Inc. *
238 280,978
Pfizer, Inc.
35,334 925,044
Quest Diagnostics, Inc.
579 112,847
Regeneron Pharmaceuticals, Inc.
730 448,789
ResMed, Inc.
1,527 291,000
Royalty Pharma PLC, Class A
6,987 389,595
STERIS PLC
1,230 261,658
Stryker Corp.
2,217 676,385
Thermo Fisher Scientific, Inc.
2,116 1,042,151
UnitedHealth Group, Inc.
4,350 1,654,349
Veeva Systems, Inc., Class A *
793 138,252
Vertex Pharmaceuticals, Inc. *
1,636 732,175
Waters Corp. *
1,124 431,133
West Pharmaceutical Services,
Inc.
1,077 347,666
Zimmer Biomet Holdings, Inc.
3,290 270,866
Zoetis, Inc.
3,754 291,648

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
(Cost $28,226,000)
32,284,091
Industrials — 3.7%
Automatic Data Processing, Inc.
2,007 445,233
Broadridge Financial Solutions,
Inc.
713 109,602
Carrier Global Corp.
3,868 247,049
Cintas Corp.
1,809 309,809
Copart, Inc. *
9,598 314,527
Deere & Co.
1,484 804,595
Delta Air Lines, Inc.
4,443 366,459
Dover Corp.
1,383 292,311
Equifax, Inc.
746 123,679
Fastenal Co.
10,649 470,686
FedEx Corp.
1,546 636,566
Ferguson Enterprises, Inc.
1,852 418,497
Johnson Controls International
PLC
3,024 405,397
Old Dominion Freight Line, Inc.
2,097 472,140
Otis Worldwide Corp.
3,956 280,243
PACCAR, Inc.
2,552 281,664
Paychex, Inc.
1,742 168,939
Rollins, Inc.
2,026 96,438
Snap-on, Inc.
740 274,695
Southwest Airlines Co.
4,501 193,318
SS&C Technologies Holdings,
Inc.
1,399 94,461
Trane Technologies PLC
1,044 471,157
Uber Technologies, Inc. *
11,712 824,525
United Airlines Holdings, Inc. *
2,395 274,946
United Parcel Service, Inc.,
Class B
5,360 571,858
Verisk Analytics, Inc.
779 136,317
Vertiv Holdings Co., Class A
2,848 899,142
W.W. Grainger, Inc.
320 394,957
Waste Management, Inc.
2,835 599,489
Westinghouse Air Brake
Technologies Corp.
934 243,923
(Cost $9,207,346)
11,222,622
Information Technology
— 44.6%
Accenture PLC, Class A
3,012 563,455
Adobe, Inc. *
2,054 532,417
Advanced Micro Devices, Inc. *
8,623 4,450,330
Amdocs Ltd.
883 55,602
Analog Devices, Inc.
3,046 1,260,587
Apple, Inc.
83,962 26,201,182
Applied Materials, Inc.
4,440 1,998,266
AppLovin Corp., Class A *
1,242 761,458
Arista Networks, Inc. *
6,519 1,039,585
ARM Holdings PLC, ADR *
2,331 823,519
Atlassian Corp., Class A *
1,001 107,718
Autodesk, Inc. *
1,077 249,121
Number
of Shares Value $
Broadcom, Inc.
22,639 10,114,426
Cadence Design Systems, Inc. *
1,371 514,029
CDW Corp.
720 90,324
Cisco Systems, Inc.
21,472 2,585,658
Cloudflare, Inc., Class A *
1,608 388,847
Cognizant Technology Solutions
Corp., Class A
2,646 147,528
Corning, Inc.
5,857 1,061,054
Crowdstrike Holdings, Inc., Class
A *
1,220 891,820
Datadog, Inc., Class A *
1,654 409,117
Fair Isaac Corp. *
125 156,324
Fortinet, Inc. *
3,268 450,886
Gartner, Inc. *
411 66,664
GLOBALFOUNDRIES, Inc. *
4,446 355,547
HP, Inc.
2,025 54,756
HubSpot, Inc. *
317 69,940
Intel Corp. *
25,351 2,907,253
Intuit, Inc.
1,354 448,892
Keysight Technologies, Inc. *
1,773 599,859
KLA Corp.
779 1,497,012
Lam Research Corp.
6,942 2,208,806
Marvell Technology, Inc.
6,257 1,282,685
Microchip Technology, Inc.
5,432 514,139
Micron Technology, Inc.
5,915 5,743,465
Microsoft Corp.
42,667 19,210,390
MongoDB, Inc. *
434 145,629
Monolithic Power Systems, Inc.
439 687,566
Motorola Solutions, Inc.
1,337 539,185
NetApp, Inc.
3,006 523,916
NVIDIA Corp.
137,529 29,037,873
ON Semiconductor Corp. *
4,718 569,085
Oracle Corp.
8,075 1,823,173
Palo Alto Networks, Inc. *
3,391 955,211
QUALCOMM, Inc.
6,243 1,567,118
Salesforce, Inc.
4,399 840,649
Seagate Technology Holdings
PLC
1,557 1,369,849
ServiceNow, Inc. *
5,110 635,531
Snowflake, Inc. *
1,621 414,246
Strategy, Inc. * (a)
1,446 230,044
Super Micro Computer, Inc. *
9,151 421,770
Synopsys, Inc. *
952 452,790
TE Connectivity PLC
2,291 488,922
Texas Instruments, Inc.
5,430 1,659,842
VeriSign, Inc.
484 138,124
Western Digital Corp.
2,555 1,357,241
Workday, Inc., Class A *
1,186 173,381
Zoom Communications, Inc. *
1,625 165,084
Zscaler, Inc. *
618 86,353
(Cost $65,854,807)
134,095,243
Materials — 1.3%

4 | DBX ETF Trust
Schedule of Investments
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Corteva, Inc.
5,940 464,983
CRH PLC
4,276 465,186
Ecolab, Inc.
1,914 489,984
International Paper Co.
4,064 136,022
Martin Marietta Materials, Inc.
582 338,514
Nucor Corp.
1,062 265,500
Packaging Corp. of America
1,346 294,653
PPG Industries, Inc.
2,507 283,241
Sherwin-Williams Co.
1,681 510,755
Southern Copper Corp.
1,733 331,523
Vulcan Materials Co.
1,213 343,182
(Cost $3,014,498)
3,923,543
Real Estate — 3.0%
American Tower Corp. REIT
3,476 649,873
AvalonBay Communities, Inc.
REIT
1,812 330,708
CBRE Group, Inc., Class A *
2,404 300,596
CoStar Group, Inc. *
2,193 70,615
Crown Castle, Inc. REIT
4,567 417,880
Digital Realty Trust, Inc. REIT
3,014 572,660
Equinix, Inc. REIT
735 785,009
Equity Residential REIT
5,072 331,962
Essex Property Trust, Inc. REIT
1,165 317,626
Extra Space Storage, Inc. REIT
2,578 372,031
Iron Mountain, Inc. REIT
3,828 490,941
Prologis, Inc. REIT
6,074 871,437
Public Storage REIT
1,539 467,379
Realty Income Corp. REIT
7,857 481,477
SBA Communications Corp.
REIT
1,680 341,309
Number
of Shares Value $
Simon Property Group, Inc. REIT
2,701 553,462
Ventas, Inc. REIT
5,013 423,197
VICI Properties, Inc. REIT
12,825 361,922
Welltower, Inc. REIT
4,390 901,399
(Cost $7,609,979)
9,041,483
Utilities — 1.1%
American Water Works Co., Inc.
11,454 1,411,935
Edison International
24,616 1,721,643
(Cost $3,070,094)
3,133,578
TOTAL COMMON STOCKS
(Cost $193,252,011)
299,904,891
EXCHANGE-TRADED FUNDS
— 0.1%
iShares Paris-Aligned Climate
Optimized MSCI USA ETF
300 23,745
Vanguard MID-Capital ETF
400 31,584
Xtrackers MSCI USA Climate
Action Equity ETF (b)
7,500 336,415
(Cost $271,806)
391,744
CASH EQUIVALENTS — 0.1%
DWS Government Money Market
Series "Institutional Shares",
3.57% (c)
(Cost $401,671)
401,671 401,671
TOTAL INVESTMENTS — 99.9%
(Cost $193,925,488)
300,698,306
Other assets and liabilities,
net — 0.1%
292,013
NET ASSETS — 100.0%
300,990,319
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2026 is as follows:
Value ($) at
8/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2026
Value ($) at
5/31/2026
EXCHANGE-TRADED FUNDS — 0.1%
Xtrackers MSCI USA Climate Action Equity ETF (b)
300,332 — — — 36,083 2,786 — 7,500 336,415
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.53% (c)(d)
62,050 — (62,050) (e) — — 766 — — —
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series "Institutional Shares", 3.57% (c)
360,132 3,095,932 (3,054,393) — — 14,346 — 401,671 401,671
722,514 3,095,932 (3,116,443) — 36,083 17,898 — 409,171 738,086

DBX ETF Trust | 5
Schedule of Investments
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
(Continued)
May 31, 2026 (Unaudited)
Hidden Row
At May 31, 2026, open futures contracts purchased were as follows:
Currency Abbreviations
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
USNZ-PH3
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2026 amounted to $358,541, which is 0.1% of net assets.
(b)
Affiliated fund advised by DBX Advisors LLC.
(c)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-
cash U.S. Treasury securities collateral having a value of $361,576.
(e)
Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2026.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
Micro E-Mini S&P 500 Index
USD 15 523,337 569,681 6/18/2026 46,344
USD U.S. Dollar
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 299,904,891 $ — $ — $ 299,904,891
Exchange-Traded Funds
391,744 — — 391,744
Short-Term Investments (a)
401,671 — — 401,671
Derivatives (b)
Futures Contracts
46,344 — — 46,344
TOTAL
$ 300,744,650 $ — $ — $ 300,744,650
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.